Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Net deferred tax assets – Non-current:
Depreciation	$ (66,080)	$ (146,938)
Stock based compensation	9,442,717	20,165,067
Expected income tax benefit from NOL carry-forwards	6,017,949	5,810,345
Less valuation allowance	(15,394,586)	(25,828,474)
Deferred tax assets, net of valuation allowance